Schedule of Accumulated Other Comprehensive Income (Details)	12 Months Ended
Dec. 31, 2025 EUR (€)
AccumulatedOtherComprehensiveIncomeLineItem [Line Items]
Beginning Balance	€ 88,946
Adjustment for net (gain) loss on marketable securities	(96,234)
Change in fair value of marketable securities	103,439
Cumulative translation adjustment	70,360
Total	166,511
Accumulated Net Unrealized Gain Loss [Member]
AccumulatedOtherComprehensiveIncomeLineItem [Line Items]
Beginning Balance	96,234
Adjustment for net (gain) loss on marketable securities	(96,234)
Change in fair value of marketable securities	103,439
Cumulative translation adjustment
Total	103,439
Accumulated Translation Adjustments [Member]
AccumulatedOtherComprehensiveIncomeLineItem [Line Items]
Beginning Balance	(7,288)
Adjustment for net (gain) loss on marketable securities
Change in fair value of marketable securities
Cumulative translation adjustment	70,360
Total	€ 63,072